TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current [Abstract]
Trade payables	$ 1,461,340	$ 1,309,067
Accruals	3,841,685	259,325
Employee benefits	793,865	749,438
Total trade and other payables	$ 6,096,890	$ 2,317,830